COMMITMENTS AND CONTINGENCIES, Commitment for Operating Leases not Included in Operating Lease Liability (Details)	Jan. 20, 2022 USD ($) ft²	Dec. 24, 2021 USD ($) ft²	Dec. 31, 2021 USD ($)
Commitment for Operating Leases not Included in Operating Lease Liability [Abstract]
Annual rent, first year			$ 858,478
Annual rent, second year			$ 525,690
Dusseldorf Facility [Member]
Commitment for Operating Leases not Included in Operating Lease Liability [Abstract]
Area in lease facility (in square feet) | ft²		27,220
Lease expiration date		Dec. 31, 2024
Lease facility annual rent		$ 210,991
Jacksonville Facility [Member] | Subsequent Event [Member]
Commitment for Operating Leases not Included in Operating Lease Liability [Abstract]
Area in lease facility (in square feet) | ft²	100,000
Lease termination term	120 months
Rent abatement period	5 months
Annual rent, first year	$ 695,000
Annual rent, second year	722,800
Annual rent, third year	$ 751,710